Operating expenses - Bonus awards reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating expenses
Bonus Awards	£ 301	£ 206	£ 307
Less: deferral of charge for amounts awarded for current year	(99)	(77)	(110)
Income statement charge for amounts awarded in current year	202	129	197
Add: current year charge for amounts deferred from prior years	80	114	127
Less: forfeiture of amounts deferred from prior years	(15)	(11)	(25)
Income statement charge for amounts deferred from prior years	65	103	102
Income statement charge for bonus awards	£ 267	£ 232	£ 299